Financial instruments - Summary of foreign currency risk (Detail) - Foreign currency risk [member] - AUD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about financial instruments [line items]
Assets	$ 7,276	$ 21,073
Liabilities	3,276	3,464
US dollars [member]
Disclosure of detailed information about financial instruments [line items]
Assets	7,276	21,073
Liabilities	3,071	3,448
Euros [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities	$ 205	$ 16